FINANCIAL RISK MANAGEMENT AND FAIR VALUES - COMMODITY RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / bbl	Dec. 31, 2019 CNY (¥) $ / bbl
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Derivative financial assets	¥ 12,353	¥ 788
Derivative financial liabilities	¥ 4,808	¥ 2,728
Increase/decrease in basic price of derivative financial instruments | $ / bbl	10	10
Increase / Decrease In Net Income Attributed To Commodity Price Risk	¥ 3,592	¥ 3,134
Decrease/Increase in other reserves attributed to commodity price risk	¥ 10,379	¥ 4,289